FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
18.	FINANCIAL INSTRUMENTS

The Company did not hold any derivative instruments during 2011, 2010 or 2009, or as of December 31, 2011 or 2010.

The majority of the Company's transactions, assets and liabilities are denominated in United States dollars, the functional currency of the Company. There is no significant risk that currency fluctuations will have a negative effect of the value of the Company's cash flows.
The following methods and assumptions were used to estimate the fair value of each class of financial instruments and other financial assets.

-	The carrying value of cash and cash equivalents and marketable securities, is a reasonable estimate of fair value.
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The estimated fair value for the working capital, cooperative arrangements is consider to be equal to the carrying values since it is not possible to estimate the time or period of repayment, and the effect of this discounting the outstanding balance is not expected to be material as compared to carrying value.

-	The estimated fair value for the long-term debt is considered to be equal to the carrying values since it bears variable interest rates.

The Company categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value for those assets that are recorded on the balance sheet at fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.   Observable inputs such as quoted prices in active markets.

Level 2.   Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3.  Unobservable inputs in which there is little or no market date, which require the reporting entity to develop its own assumptions.
The carrying value of estimated fair value of the Company`s financial instruments at December 31, 2011 and 2010 are as follows:

All figures in USD ‘000	Fair Value Hierarchy Level	2011 Fair Value	2011 Carrying Value	2010 Fair Value	2010 Carrying Value
Cash and Cash Equivalents	1	24,006	24,006	17,221	17,221
Marketable Securities	1	583	583	-	–
Working capital, cooperative arrangements (current assets)		12,779	12,779	–	–
Loan to First Olsen Ltd. – refer to Note 5		–	–	26,809	26,809
Working capital, cooperative arrangements (non-current assets)		18,941	18,941	22,034	22,034
Credit Facility		(230,000)	(230,000)	(75,000)	(75,000)